Schedule of Accounts Receivable (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts Receivable, Net Schedule Of Accounts Receivable 1		116,491
Accounts Receivable, Net Schedule Of Accounts Receivable 2		117,771
Accounts Receivable, Net Schedule Of Accounts Receivable 3	18,904
Accounts Receivable, Net Schedule Of Accounts Receivable 4		(2,542)
Accounts Receivable, Net Schedule Of Accounts Receivable 5		(2,208)
Accounts Receivable, Net Schedule Of Accounts Receivable 6	(355)
Accounts Receivable, Net Schedule Of Accounts Receivable 7		113,949
Accounts Receivable, Net Schedule Of Accounts Receivable 8		115,563
Accounts Receivable, Net Schedule Of Accounts Receivable 9	$ 18,549